Note 2 - Basis of Presentation and Summary of Significant Accounting Policies (Details Textual)	1 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended		8 Months Ended	12 Months Ended		20 Months Ended
	Dec. 31, 2020 USD ($) shares	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Aug. 21, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Aug. 21, 2020 USD ($)	Aug. 22, 2020 USD ($)
Accounts Receivable, after Allowance for Credit Loss, Current, Total	$ 7,722,000	$ 23,786,000		$ 7,722,000	$ 23,786,000			$ 7,722,000	$ 3,363,000		$ 3,027,000
Oil and Gas Joint Interest Billing Receivables	345,000	4,200,000		345,000	4,200,000			345,000	440,000
Income Taxes Receivable	3,200,000	3,200,000		3,200,000	3,200,000			3,200,000
Other Receivables	0	123,000		0	123,000			0
Accounts Receivable, Allowance for Credit Loss, Current	$ 0	0		0	0			0	0
Class of Warrant or Right, Exercised During Period (in shares) | shares	312,711
Proceeds from Warrant Exercises	$ 3,600,000				5,466,000	$ 0
Subscription Receivable, Current	3,596,000	0		3,596,000	0			3,596,000	0
Inventory, Raw Materials and Supplies, Gross, Total	121,000	217,000		121,000	217,000			121,000	184,000
Inventory, LIFO Reserve	0	0		0	0			0	0
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Ending Balance	237,000	334,000		237,000	334,000			237,000	46,000
Debt Issuance Costs, Gross	401,000	2,200,000		401,000	2,200,000			401,000
Payments of Debt Issuance Costs				405,000	1,759,000	(0)	$ (0)		(0)
Amortization of Debt Issuance Costs				4,000	77,000	0	0		0
Accounts Payable and Accrued Liabilities, Current, Total	22,400,000	54,300,000		22,400,000	54,300,000			22,400,000	31,000,000.0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued, Total	0	0		0	0			$ 0
Income Tax Expense (Benefit), Total		1,420,000	$ 0	(4,223,000)	$ 2,535,000	0	$ 0		0	$ 0
Number of Operating Segments					1			1
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Open Tax Year					2017			2017 2018 2019
Minimum [Member]
Oil and Natural Gas Marketing Contracts, Term Over Which Consideration is Received from Purchaser (Month)					1 month			1 month
Maximum [Member]
Oil and Natural Gas Marketing Contracts, Term Over Which Consideration is Received from Purchaser (Month)					2 months			2 months
Revolving Credit Facility [Member]
Debt Issuance Costs, Gross		2,200,000			$ 2,200,000
Payments of Debt Issuance Costs					1,800,000			$ 405,000
Amortization of Debt Issuance Costs					$ 77,000	$ 0		$ 4,000
Technology Equipment [Member]
Property, Plant and Equipment, Useful Life (Year)					3 years			3 years
Transportation Equipment [Member]
Property, Plant and Equipment, Useful Life (Year)					5 years			5 years
Field Equipment [Member]
Property, Plant and Equipment, Useful Life (Year)					7 years			7 years
Crude Oil, Natural Gas and Natural Gas Liquids [Member]
Accounts Receivable, after Allowance for Credit Loss, Current, Total	$ 4,200,000	$ 16,300,000		$ 4,200,000	$ 16,300,000			$ 4,200,000	$ 2,900,000